Unaudited Condensed Consolidated Balance Sheets (Parentheticals)	6 Months Ended
	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 ¥ / shares shares	Dec. 31, 2025 shares
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Ordinary shares, issued (in Shares)	40,472,829	40,472,829	39,537,710
Ordinary shares, outstanding (in Shares)	40,472,829	40,472,829
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Ordinary shares, issued (in Shares)	2,925,058	2,925,058	2,925,058
Ordinary shares, outstanding (in Shares)	2,925,058	2,925,058